CONTINGENT LIABILITIES AND COMMITMENTS (Compensation Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Board of Directors Chairman [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer paid as compensation to related party		$ 75
Shares granted during period		492,624
Board of Directors Chairman [Member] | Restricted Shares [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		6 months
Vesting percentage		50.00%
Board of Directors Chairman [Member] | Restricted Shares [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		18 months
Vesting percentage		50.00%
Member of Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual retainer paid as compensation to related party	$ 40
Bonus owed to related party	$ 150
Restricted shares to be issued expressed as percentage of of all issued and outstanding fully diluted shares of the Company after the completion of the Financing Round	3.00%
Member of Board of Directors [Member] | Restricted Shares [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	6 months
Vesting percentage	33.33%
Member of Board of Directors [Member] | Restricted Shares [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	12 months
Vesting percentage	33.33%
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus owed to related party	$ 50